Equity (Details Narrative) - EUR (€)					1 Months Ended	12 Months Ended
	Nov. 12, 2020	Dec. 23, 2016	Aug. 28, 2015	Feb. 28, 2015	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Number of share capital value issued						€ 47,747,515
Share capital						47,747,515
Nominal value per share						€ 1.00
Share capital amount							€ 44,849,365
Outstanding shares, voting right description						Only those shareholders are listed who are subject to reporting requirements under the German Securities Trading Act (WpHG) and the Securities and Exchange Commission (SEC) and have made a corresponding notification. This includes all shareholders who hold at least 3% of the outstanding shares or voting rights.
Allocated to the capital reserve						€ 123,493,000	118,103,000
Profit or loss						(13,023,000)	(7,358,000)	€ (8,878,000)
Nominal value						47,748,000	44,849,000
Equity procurement costs						€ 407,000	€ 2,000
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Number of share options during the period							23,000
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Nominal value per share			€ 1.00
Nominal value			€ 1,814,984
Stock option term, description			Term of five years from the issue date, in other words, until August 27, 2020.
Exercising options description						Exercising the options from a tranche is possible, if at the beginning of the respective exercise period, the price (hereinafter referred to as the "reference price") of a share in Biofrontera Aktiengesellschaft exceeds the exercise price by at least 20%, and a minimum reference price of EUR 5.00 is reached (hereinafter referred to as the "minimum reference price"). The reference price is equal to the arithmetical average (unweighted) of the closing prices on the Frankfurt Stock Exchange in floor trading and Xetra trading for the Company's shares between the 15th and the 5th stock market day (in each case inclusive) before the start of the respective exercise window.
Vesting period, term						5 years
2015 Share Option Program [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Issuance of subscriptions rights			1,814,984
Issuance of subscriptions rights, value			€ 1,814,984
Authorized Capital I [Member]
Statement Line Items [Line Items]
Increase in share capital value			€ 6,434,646
Value of authorized shares available						€ 1,359,864
Authorized Capital III [Member]
Statement Line Items [Line Items]
Increase in share capital value				€ 542,400
Value of authorized shares available						249,050
Authorized Capital V [Member]
Statement Line Items [Line Items]
Increase in share capital value				€ 1,814,984
Value of authorized shares available						1,554,984
Convertible Bond 2020/2021 [Member]
Statement Line Items [Line Items]
Nominal value per share					€ 3.00
Number of subordinated convertible bonds issued value		€ 5,000,000
Percentage on annual interest		7.60%
Convertible bonds converted value into shares						€ 2,030,800
Convertible bonds converted shares	2,638,150				2,638,150
Allocated to the capital reserve	€ 5,179,000
Profit or loss	98,000
Deducted from the capital reserve	€ 378,000
Convertible Bond 2020/2021 [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Nominal value per share					€ 4.50
Convertible Bond 2020/2021 [Member] | Individual Bonds [Member]
Statement Line Items [Line Items]
Percentage on annual interest		6.00%
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Convertible bonds converted value into shares							€ 564,500
Convertible bonds converted shares							118,841